SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Tax-Exempt Portfolio

Scudder Tax-Exempt Cash
Institutional Shares
Fund #148

Tax-Exempt Cash
Managed Shares
Fund #248










Semiannual Report
October 31, 2000

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Tax-Exempt Portfolio's semiannual report for the six-month period ended October 31, 2000. Also included are financial highlights for the following share classes:


         o        Institutional Shares

         o        Managed Shares

Briefly, for the six-month period ending October 31, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income exempt from Federal income tax, while maintaining stability of principal.

Economic Review and Outlook

During the past three months expectations of both a growth slowdown and an end to the path of tightening monetary conditions became more entrenched. Economic data, with few exceptions, supported these perceptions of a soft landing and the forward yield curve suggested a possible ease in the first quarter of 2001. Nevertheless, the wild card of inflation remained difficult to dismiss. Core CPI as measured on a year over year basis is in an uptrend, and energy and some agricultural prices have risen. Tax-exempts continued to trade near normal spreads versus taxables forming a very flat yield curve.

We favored lengthening given attractive market opportunities. The flatness of the yield curve was limiting a concern. Moreover, opportunities for extension were sparse; however, we modestly extended average life utilizing commercial paper. Our high focus in variable rate obligations was retained.

It appears the unfolding economic scenario will be marked by both softer growth and developing inflationary pressures. We believe any slowdown should be modest. Consumers are highly confident, as gauged by firm housing data and strengthening personal consumption expenditures, and remain encouraged by tight labor markets. On the other hand, the Fed is very sensitive to inflation, particularly any incipient wage pressures, because any growth slowdown may damage labor productivity, a critical driver of this successful economic run. Under these conditions, we believe the Fed is on hold for the balance of the year. Accordingly, we will remain cautious but lengthen as opportunities arise. However, average maturity will be maintained shorter than the reported average for peer funds.

Portfolio Performance
As of October 31, 2000
------------------------------------------------------------------------------
                                                                   7-Day
                                                               Current Yield
------------------------------------------------------------------------------
Tax-Exempt Cash Institutional Shares                              4.21%
------------------------------------------------------------------------------
Tax-Exempt Cash Managed Shares                                    3.94%
------------------------------------------------------------------------------
  Inception was on 11/17/99
------------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

November 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at October 31, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio
Variable Rate Demand Securities* -- 59.6%
---------------------------------------------------------------------------------------------------------------------
Alabama
Birmingham,
   Special Care Facilities Financing Authority, 4.60%                                  $   21,500,000 $   21,500,000
---------------------------------------------------------------------------------------------------------------------
Mobile, Ascension, 4.60%                                                                   10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Alaska
Valdez,
   Exxon Pipeline Co. Project, 4.60%                                                        5,340,000      5,340,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Pima County,
   Industrial Development Authority Revenue, 4.90%                                            700,000        700,000
---------------------------------------------------------------------------------------------------------------------
California
Los Angeles,
   Harbor Improvement Corp., 4.50%                                                          6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Denver City and County,
   Special Facilities Airport Revenue, 4.55%                                               16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Bethesda Living Center Project, 4.40%                                                    5,965,000      5,965,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Frasier Meadows Manor Project, 4.44%                                                    10,280,000     10,280,000
---------------------------------------------------------------------------------------------------------------------
Mullen,
   Educational Facilities Authority, 4.50%                                                  4,125,000      4,125,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia
General Obligations, 4.80%                                                                 17,550,000     17,550,000
---------------------------------------------------------------------------------------------------------------------
The Washington Home, Inc., 4.40%                                                            6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Florida
Hampton County,
   Multi-Family Housing, 4.35%                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Indian River County,
   Hospital Revenue, 4.50%                                                                 10,500,000     10,500,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 4.40%                                                       3,400,000      3,400,000

    The accompanying notes are an integral part of the financial statements.


                                       2

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Putnam County,
   Development Authority, 4.45%                                                        $    6,850,000 $    6,850,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Governmental Funding Commission, 4.40%                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
University of Northern Florida, 4.45%                                                      11,600,000     11,600,000
---------------------------------------------------------------------------------------------------------------------
Georgia
DeKalb County,
   Development Authority Pollution Control Revenue, 4.35%                                   5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fayette County,
   Educational Facilities Authority, 4.35%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fulton County,
   Development Authority Revenue, 4.35%                                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville-Riverside,
   Redevelopment Authority Revenue, 4.35%                                                  19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County,
   Development Revenue, 4.45%                                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Willacoochie,
   Development Authority, Pollution Control Revenue, 4.45%                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois
Campagna,
   Development Finance Authority, 4.65%                                                     6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Carol Stream,
   Industrial Project Revenue, 4.45%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Des Plaines,
   Industrial Development Revenue, 4.65%                                                    3,835,000      3,835,000
---------------------------------------------------------------------------------------------------------------------
DuPage County,
   Benet Academy Building Revenue, 4.39%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Elgin,
   Judson College Project, 4.50%                                                            2,920,000      2,920,000
---------------------------------------------------------------------------------------------------------------------
Franklin Park,
   Industrial Development Authority, 4.45%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford,
   Industrial Development Revenue, 4.50%                                                    4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford-Fastener,
   Industrial Project Revenue, 4.75%                                                        2,000,000      2,000,000


    The accompanying notes are an integral part of the financial statements.


                                       3

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Indiana
Columbia City,
   4.45%                                                                               $    3,700,000 $    3,700,000
---------------------------------------------------------------------------------------------------------------------
Fort Wayne,
   Pollution Control Revenue, 4.40%                                                         6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Financing Authority, 4.60%                                                6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hendricks County,
   Industrial Redevelopment, 4.45%                                                          3,495,000      3,495,000
---------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank, 4.45%                                                                    7,010,000      7,010,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
Boone County,
   Pollution Control Revenue, 4.50%                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Campbell-Taylor County,
   Industrial Development Authority, 4.60%                                                  3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,
   Industrial Development Revenue, 4.50%                                                    7,600,000      7,600,000
---------------------------------------------------------------------------------------------------------------------
Mason County,
   East Kentucky Power Co-op, 4.45%                                                        13,590,000     13,590,000
---------------------------------------------------------------------------------------------------------------------
Mayfield,
   Multi-City Lease Revenue, 4.50%                                                          3,060,000      3,060,000
---------------------------------------------------------------------------------------------------------------------
Louisiana
Public Facilities Authority,
   Revenue, 4.50%                                                                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund,
   Hope Network Project, 4.45%                                                              4,185,000      4,185,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Limited Obligation Revenue, 4.65%                                                        6,250,000      6,250,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Pollution Control Revenue, 4.45%                                                         5,300,000      5,300,000
---------------------------------------------------------------------------------------------------------------------
Missouri
Environment Improvement & Energy, 4.45%                                                     2,460,000      2,460,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Loan Authority, 4.40%                                                     11,200,000     11,200,000
---------------------------------------------------------------------------------------------------------------------
Kansas City,
   Industrial Development Authority, 4.50%                                                  5,530,000      5,530,000


    The accompanying notes are an integral part of the financial statements.


                                       4

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
St. Louis,
   Development Financial Authority, 4.54%                                              $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
Nebraska
York,
   Industrial Development Revenue, 4.60%                                                    5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire
Business Finance Authority, 4.45%                                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
North Carolina
Medical Care Commission,
   Hospital Revenue, 4.40%                                                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Winston-Salem,
   Multi-Family Housing, 4.45%                                                              6,870,000      6,870,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Athens County,
   Port Authority, 4.45%                                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hancock County,
   Multi-Family Housing, 4.54%                                                              6,150,000      6,150,000
---------------------------------------------------------------------------------------------------------------------
Medina County,
   Health Care Facilities Revenue, 4.44%                                                    4,460,000      4,460,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 4.50%                                              12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Oregon
Clackamas County,
   Hospital Revenue, 4.50%                                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Revenue, 4.45%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
Dauphin County,
   General Authority, 4.41%                                                                19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Emmaus,
   General Authority Revenue, 4.41%                                                        13,300,000     13,300,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County,
   Hospital Revenue, 4.43%                                                                  4,145,000      4,145,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County,
   Industrial Development Authority, 4.45%                                                  4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Parkland School District,
   Public School Building Authority, 4.41%                                                  5,930,000      5,930,000


    The accompanying notes are an integral part of the financial statements.


                                       5

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Quakertown,
   Hospital Authority, 4.30%                                                           $   11,000,000 $   11,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 4.43%                                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Tennessee
Marion County,
   Industrial and Environmental Development Board, 4.45%                                    8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Maury County,
   Saturn Corporation Project, 4.40%                                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Texas
Brazos River Authority,
   Pollution Control Revenue, 4.75%                                                         9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   Health Facilities Authority, 4.65%                                                      23,710,000     23,710,000
---------------------------------------------------------------------------------------------------------------------
Mesquite,
   Health Facilities Development, 4.40%                                                     8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Industrial Development Authority, 4.40%                                                  5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
Texas Small Business Industry Development Corp.,
   Industrial Development Revenue, 4.45%                                                   14,845,000     14,845,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority,
   Pollution Control Revenue, 4.50%                                                         3,900,000      3,900,000
---------------------------------------------------------------------------------------------------------------------
Vermont
Industrial Development Authority, 4.80%                                                     2,595,000      2,595,000
---------------------------------------------------------------------------------------------------------------------
Student Association Corp,
   Student Loan Revenue, 4.50%                                                             13,190,000     13,190,000
---------------------------------------------------------------------------------------------------------------------
Virginia
---------------------------------------------------------------------------------------------------------------------
Loudoun County,
   Industrial Development Authority, 4.50%                                                  2,640,000      2,640,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin
Eau Claire,
   Solid Waste Disposal Revenue, 4.50%                                                      5,800,000      5,800,000
---------------------------------------------------------------------------------------------------------------------
Merrill,
   Industrial Development Revenue, 4.60%                                                    5,700,000      5,700,000


    The accompanying notes are an integral part of the financial statements.


                                       6

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Park Falls,
   Industrial Development Revenue, 4.65%                                               $    3,500,000 $    3,500,000
---------------------------------------------------------------------------------------------------------------------
Pewaukee,
   Industrial Development Revenue, 4.65%                                                    2,780,000      2,780,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost: $577,110,000)                                                577,110,000
---------------------------------------------------------------------------------------------------------------------
Other Securities -- 40.4%
---------------------------------------------------------------------------------------------------------------------
Alaska
City of Valdez,
   ARCO, 4.25%-4.30%, 11/7/2000-2/23/2001                                                  18,300,000     18,300,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Salt River Project,
   Agricultural Improvement and Power District,
   4.30%-4.35%, 11/9/2000-1/25/2001                                                        21,600,000     21,600,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Platte River,
   Power Authority, 4.30%, 2/14/2001                                                        6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Florida
Jacksonville,
   Electric Authority, 4.30%, 2/12/2001                                                     7,254,000      7,254,000
---------------------------------------------------------------------------------------------------------------------
Sarasota County,
   Hospital Revenue, 4.25%-4.30%, 11/10/2000-2/13/2001                                     19,300,000     19,300,000
---------------------------------------------------------------------------------------------------------------------
Indiana
Jasper County,
   Industrial Pollution Control Revenue, 4.50%-4.60%, 11/14/2000-1/15/2000                 14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Sullivan Hoosier, 4.25%, 11/9/2000                                                          5,200,000      5,200,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
Commission Road Fund,
   4.30%, 11/1/2000                                                                         1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Danville,
   Multi-County Lease Revenue, 4.35%, 2/9/2001                                              6,915,000      6,915,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County,
   Multi-County Lease Revenue, 4.30%, 11/8/2000-2/12/2001                                  13,545,000     13,545,000


    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Louisiana
Industrial District of West Baton Rouge,
   Pollution Control Revenue, 4.30%, 11/14/2000-12/13/2000                             $   12,150,000 $   12,150,000
---------------------------------------------------------------------------------------------------------------------
Maryland
Anne Arundel County,
   Port Facilities Revenue, 4.25%-4.35%, 11/8/2000-2/9/2001                                11,000,000     11,000,000
------------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund,
   Continental Aluminum Project, 4.30%, 11/7/2000-11/13/2000                               13,120,000     13,120,000
------------------------------------------------------------------------------------------------------------------------
Mississippi
Claiborne County,
   Pollution Control Revenue, 4.30%, 11/8/2000                                              1,545,000      1,545,000
---------------------------------------------------------------------------------------------------------------------
Nevada
Las Vegas Valley,
   Water & Power Authority, 4.30%, 11/13/2000                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire
Business Financial Authority,
   Pollution Control Revenue, 4.35%-4.45%, 11/13/2000-2/15/2001                            21,850,000     21,850,000
---------------------------------------------------------------------------------------------------------------------
New Jersey
Transportation, 4.30%, 2/22/2001                                                           12,500,000     12,500,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Air Quality Development Authority, 4.30%, 2/13/2001                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Water Development, 4.30%, 11/9/2000-2/12/2001                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 4.30%, 12/6/2000-2/12/2001                                       14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Texas
Austin,
   Utility System, 4.30%-4.35%, 12/8/2000-2/21/2001                                        23,353,000     23,353,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   4.30%, 11/7/2000-12/7/2000                                                              13,792,000     13,792,000
---------------------------------------------------------------------------------------------------------------------
Houston,
   General Obligation, 4.45%, 1/11/2001                                                     6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Lower Colorado
   River Authority, 4.30%-4.35%, 11/9/2000-12/6/2000                                       16,100,000     16,100,000
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 4.35%, 1/17/2001                                                   10,000,000     10,000,000


    The accompanying notes are an integral part of the financial statements.


                                       8

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Electric & Gas, 4.30%, 12/11/2000                                                   $   10,000,000 $   10,000,000
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 5.25%, 8/31/2001                                       20,000,000     20,146,854
---------------------------------------------------------------------------------------------------------------------
University of Texas, 4.30%, 2/13/2001                                                       6,990,000      6,990,000
---------------------------------------------------------------------------------------------------------------------
Utah
Intermountain Power Agency, 4.30%-4.40%, 1/16/2001-3/12/2001                               21,400,000     21,400,000
---------------------------------------------------------------------------------------------------------------------
Virginia
Chesapeake County,
   Industrial Development Authority, 4.30%, 11/8/2000                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Chesterfield County,
   Industrial Development Authority, 4.35%, 11/9/2000                                       7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa County,
   Industrial Development Authority, 4.30%-4.40%, 12/27/2000-1/17/2001                     12,700,000     12,700,000
---------------------------------------------------------------------------------------------------------------------
York County,
   Industrial Development Authority, 4.30%, 11/9/2000                                       2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Washington
Port of Anacortes,
   4.30%, 11/8/2000                                                                        15,500,000     15,500,000
---------------------------------------------------------------------------------------------------------------------
Wyoming
Sweetwater,
   Pollution Control Revenue, 4.30%, 11/9/2000-2/9/2001                                     8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $391,060,854)                                                                391,060,854
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $968,170,854) (a)                                             $  968,170,854
---------------------------------------------------------------------------------------------------------------------

   Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

   (a) Cost for federal income tax purposes was $968,170,854.

   * Variable rate demand securities. The rates shown are the current rates at October 31, 2000. The dates shown represent the demand date or the next interest rate change date.


    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities

                                                                                                        Tax-Exempt
as of October 31, 2000 (Unaudited)                                                                       Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $  968,170,854
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       1,631,319
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                              460,250
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        4,268,104
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                             283,664
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             974,814,191
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          3,110,165
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                            --
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                               --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          3,110,165
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  971,704,026
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  225,645,174
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               225,645,174
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  151,056,706
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               151,056,706
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   79,798,743
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                79,798,743
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  515,203,403
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               515,203,403
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                                        Tax-Exempt
Six months ended October 31, 2000 (Unaudited)                                                            Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $   19,687,446
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                               725,443
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                     689,406
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                45,851
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                 1,328,812
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                 247,681
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                       4,075
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          2,645
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                    3,025
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                       13,932
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                             37,759
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         10,540
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                  3,109,169
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                            (6,418)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                   3,102,751
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     16,584,695
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $   16,584,695
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                                            Tax-Exempt Portfolio
                                                                                      -------------------------------
                                                                                         Six Months
                                                                                           Ended        Year Ended
                                                                                        October 31,      April 30,
                                                                                      2000 (Unaudited)     2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          $   16,584,695  $   14,039,776
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      16,584,695      14,039,776
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                (16,584,695)    (14,039,776)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                184,945,243     247,638,674
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                296,537          64,716
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (128,823,592)    (78,476,405)
---------------------------------------------------------------------------------------------------------------------
                                                                                          56,418,188     169,226,985
---------------------------------------------------------------------------------------------------------------------
Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                102,590,769     215,706,614
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 19,037           5,108
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (82,878,163)    (84,386,659)
---------------------------------------------------------------------------------------------------------------------
                                                                                          19,731,643     131,325,063
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                137,761,569         655,552
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                743,013           1,266
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (59,107,600)       (255,057)
---------------------------------------------------------------------------------------------------------------------
                                                                                          79,396,982         401,761
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              1,413,537,728   3,032,944,597
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              7,193,119      11,295,030
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                               (1,370,062,523) (2,960,333,539)
---------------------------------------------------------------------------------------------------------------------
                                                                                          50,668,324      83,906,088
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                       206,215,137     384,859,897
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                        206,215,137     384,859,897
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                        765,488,889     380,628,992
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $  971,704,026  $  765,488,889
---------------------------------------------------------------------------------------------------------------------

   (a) Institutional Shares and Managed Shares were initially offered on November 17, 1999.
   (b) Premier Money Market Shares commenced operations on March 7, 2000 for the Tax-Exempt Portfolio.


    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Tax-Exempt Portfolio -- Institutional Shares

Years ended April 30,                                                                       2000(a)       2000(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                                                          2.14**        1.33**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                    225,645       169,227
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                               .20*          .23*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                .20*          .23*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                           4.19*         3.59*
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio -- Managed Shares
Years ended April 30,                                                                       2000(a)       2000(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                                                          2.00**        1.24**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                    151,057       131,325
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                               .45*          .48*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                .45*          .48*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                           3.94*         3.34*
---------------------------------------------------------------------------------------------------------------------

(a) For the six months ended October 31, 2000 (Unaudited).

(b) For the period November 17, 1999 (commencement of operations) to April 30, 2000.

(c) Total return would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market Shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Managed and Institutional shares of the Tax-Exempt Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that the class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and the subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the portfolio declining to 0.15% of average daily net assets of the portfolio in excess of $3 billion. During the six months ended October 31, 2000, the Portfolio incurred management fees as follows:

                                                                                          Management      Effective
                                                                                             fees            rate
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                      $      725,443    .16%
---------------------------------------------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.50% of average daily net assets for the Service shares of the Tax-Exempt Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the six months ended October 31, 2000, the Portfolio incurred distribution services fees as follows:

                                                                                                       Distribution
                                                                                                       services fees
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                                  $    1,328,812
---------------------------------------------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Managed and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. For the six months ended October 31, 2000, the Portfolio incurred administrative services fees as follows:

                                                                                                      Administrative
                                                                                                       services fees
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                                  $      247,681
---------------------------------------------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, for the six months ended October 31, 2000, KSvC received shareholder services fees as follows:

                                                                                                        Shareholder
                                                                                                       services fees
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                                  $      608,659
---------------------------------------------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 2000, the Portfolio made no payments to its officers and incurred Trustees' fees to independent Trustees as follows:

                                                                                                      Trustees' fees
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                                  $        3,025
---------------------------------------------------------------------------------------------------------------------

Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Tax-Exempt Portfolio Premier Money Market shares (1.00%) and Service shares (0.95%). For the six months ended October 31, 2000, Scudder Kemper did not absorb any expenses.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the period, the Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

                                                                                          Custodian   Transfer Agent
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                                   $     2,491    $     3,927
---------------------------------------------------------------------------------------------------------------------

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

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Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Tax-Exempt Portfolio prospectus.